Supplement to the
Fidelity Advisor® Diversified International Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ADIFI-15-02  October 30, 2015
1.743415.132

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 15.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AEAI-15-02  October 30, 2015
1.725514.129

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 15.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

FAEMI-15-02  October 30, 2015
1.802337.117

Supplement to the
Fidelity Advisor® Overseas Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 13.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC, or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 15.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
OSI-15-03  October 30, 2015
1.743526.130

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 16.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

EMII-15-02  October 30, 2015
1.743423.125

Supplement to the
Fidelity Advisor® Value Leaders Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AVLFI-15-02  October 30, 2015
1.790647.122

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 15.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AGLOI-15-03  October, 30 2015
1.743464.136

Supplement to the
Fidelity Advisor® Global Equity Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 16.

Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AGEDI-15-02  October 30, 2015
1.947054.104

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 15.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC, or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AICAPI-15-03  October 30, 2015
1.743371.130